Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class A
Trading Symbol	SDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.92%
[1]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Western Asset Income Fund returned 8.19%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	8.19	1.57	2.52
Class A (with sales charge)	4.06	0.70	2.08
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 1,177,108,812
Holdings Count | $ / shares	686	[2]
Advisory Fees Paid, Amount	$ 5,933,509
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class C
Trading Symbol	LWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$172	1.66%
[3]
Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Western Asset Income Fund returned 7.20%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	7.20	0.79	1.77
Class C (with sales charge)	6.20	0.79	1.77
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 1,177,108,812
Holdings Count | $ / shares	686	[4]
Advisory Fees Paid, Amount	$ 5,933,509
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class C1
Trading Symbol	SDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$142	1.37%
[5]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C1 shares of Western Asset Income Fund returned 7.71%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C1	7.71	1.15	2.11
Class C1 (with sales charge)	6.71	1.15	2.11
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 1,177,108,812
Holdings Count | $ / shares	686	[6]
Advisory Fees Paid, Amount	$ 5,933,509
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class I
Trading Symbol	SDSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$67	0.64%
[7]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class I shares of Western Asset Income Fund returned 8.50%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class I	8.50	1.85	2.83
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 1,177,108,812
Holdings Count | $ / shares	686	[8]
Advisory Fees Paid, Amount	$ 5,933,509
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class IS
Trading Symbol	WAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$56	0.54%
[9]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class IS shares of Western Asset Income Fund returned 8.39%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (10/23/2014)
Class IS	8.39	1.91	2.99
Bloomberg U.S. Aggregate Index	5.10	0.19	1.45
Bloomberg U.S. Universal Index	5.72	0.50	1.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 1,177,108,812
Holdings Count | $ / shares	686	[10]
Advisory Fees Paid, Amount	$ 5,933,509
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.